Consolidated Statements of Condition (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Securities available for sale, at fair value, amortized cost	$ 413,973,929	$ 363,539,526
Loans, allowance for loan losses	6,954,269	6,681,412
Common stock, par value	$ 0.20	$ 0.20
Common stock, shares authorized	22,500,000	22,500,000
Common stock, shares issued	4,861,411	4,843,911
Common stock, shares outstanding	4,861,411	4,843,911
Accumulated other comprehensive gain, tax expense	$ 2,586,340	$ 2,643,070